Other operating income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
Insurance activity	€ 210	€ 120	€ 51
Income from insurance and reinsurance contracts issued	1,452	2,534	3,175
Expenses of insurance and reinsurance contracts	(1,242)	(2,414)	(3,124)
Other operating income	1,920	1,797	1,643
Non- financial services	362	379	367
Other operating income	1,558	1,418	1,276
Other operating expense	(2,342)	(2,138)	(2,000)
Non-financial services	(350)	(351)	(270)
Other operating expense	(1,992)	(1,787)	(1,730)
Of which, credit institutions deposit guarantee fund and single resolution fund	(1,005)	(911)	(895)
Total other operating income and expenses	(212)	(221)	(306)
Life insurance
Disclosure of types of insurance contracts [line items]
Expenses of insurance and reinsurance contracts	(1,063)	(2,183)	(2,883)
Insurance and reinsurance
Disclosure of types of insurance contracts [line items]
Income from insurance and reinsurance contracts issued	1,349	2,404	3,011
Reinsurance
Disclosure of types of insurance contracts [line items]
Income from insurance and reinsurance contracts issued	103	130	164
Expenses of insurance and reinsurance contracts	€ (179)	€ (231)	€ (241)